Stock Based Compensation - Company utilized Black-Scholes pricing model (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock, Value, Issued	$ 14	$ 1
Stock compensation expense	8,511	662
Sales and marketing.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock compensation expense	$ 4,682	$ 104
Finback BDA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Shares issuable upon exercise of warrant | shares	283,896
Aggregate intrinsic value of warrants exercisable	$ 2,200
Number of warrants exercised | shares	0
Intrinsic value of warrants unvested	$ 17,300
Finback BDA | Warrants to purchase common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common Stock, Value, Issued	19,500
Finback BDA | Sales and marketing.
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock compensation expense	$ 2,200
Finback BDA | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4
Finback BDA | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.00
Finback BDA | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	23.9
Finback BDA | Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0